Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Digital Assets

Note 6 — Digital Assets

At the close of the Reverse Recapitalization, the Company held 43,514 Bitcoins pursuant to the April and June Equity Pipe Subscription Agreements, Convertible Notes Subscription Agreements and the Contribution Agreements (See Note 4).

The following table presents the Company’s significant crypto currencies holdings as of December 31, 2025: The following table presents the Company’s significant crypto currencies holdings as of December 31, 2025:

	Unit	Cost Basis	Fair Value
Bitcoin	43,515	$3,692,852,376	$3,799,545,125
	43,515	$3,692,852,376	$3,799,545,125

The following table presents the Company’s significant crypto currencies movements for the period March 7, 2025 to December 31, 2025:

	Number	Amount
Balance at March 7, 2025 (inception)	-	$-
Contribution of digital assets by the Sellers	35,922	3,253,173,054
PIPE Investors	392	35,517,275
Purchase of digital assets	7,201	713,289,422
Loss on purchase of Bitcoin	-	(61,234,873)
Change in fair value	-	(141,199,753)
Balance at December 31, 2025	43,515	$3,799,545,125

The vast majority of the Company’s assets are concentrated in its Bitcoin holdings. Bitcoin is a digital asset, which is a novel asset class that is subject to significant legal, commercial, regulatory and technical uncertainty. Additionally, the price of bitcoin has historically experienced significant price volatility, and a significant decrease in the price of bitcoin would adversely affect the Company’s financial condition and results of operations. The Company’s strategy of acquiring and holding bitcoin also exposes it to counterparty risks with respect to the custody of its bitcoin, cybersecurity risks, and other risks inherent to holding a digital asset. In particular, the Company is subject to the risk that, if its private keys with respect to its digital assets are lost or destroyed or other similar circumstances or events occur, the Company may lose some or all of its digital assets, which could materially adversely affect the Company’s financial condition and results of operations.

Since digital assets are virtual and transactions in such currencies reside on distributed networks, governance of the underlying distributed network could be adversely altered should any individual or group obtain 51% control of the distributed network. Such control could have a significant adverse effect on either the ownership or value of the digital asset.

Crypto assets are not insured or protected under the Federal Deposit Insurance Corporation (“FDIC”) or the Securities Investor Protection Company (“SIPC”). Accordingly, with respect to its Bitcoin investment, the Company does not enjoy the protections of other assets covered by the FDIC or SIPC.